Taxation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Taxes [Line Items]
Deferred tax asset	$ 6,454	$ 7,815
Planning horizon	10 years
Deferred tax assets dependent on future taxable profits	$ 2,027	4,202
Unrecognised taxable temporary differences associated with undistributed retained earnings of investments in subsidiaries, joint ventures and associates	5,311	5,521
Unrecognised deductible temporary differences, unused tax losses and credits carried forward	28,460	32,491
Unrecognised deductible temporary differences, unused tax losses and credits carried forward that are subject to time limits for utilisation of five years or later or are not time limited	25,489	28,199
Brazil, Malaysia and Australia
Disclosure Of Income Taxes [Line Items]
Deferred tax asset	$ 241	$ 303